Other investments (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Investment in debt securities - unquoted
Investments in subsidiaries, joint ventures and associates	₨ 1,044,020	$ 12,698	₨ 476,050
Vashi Railway Station Commercial Complex Limited [Member]
Investment in equity instruments - unquoted
Investment in equity shares	150		150
Sarayu Clean Gen Private Limited [Member]
Investment in equity instruments - unquoted
Investment in equity shares	1,560		1,560
The Gizmo App Company [Member]
Investment in debt securities - unquoted
Investment	20,554		19,000
Tasoula Energy Private Limited [Member]
Investment in debt securities - unquoted
Investment	225,000		225,000
Padvest Corporation [Member]
Investment in debt securities - unquoted
Investment	4,111		3,650
Digifresh Corporation [Member]
Investment in debt securities - unquoted
Investment	16,443		15,153
Elevo Corporation [Member]
Investment in debt securities - unquoted
Investment	372,126		211,537
VEH Srishti Energy Private Limited [Member]
Investment in debt securities - unquoted
Investment	375,300		0
Chatter Inc [Member]
Investment in debt securities - unquoted
Investment	12,333		0
Passerine Technologies Inc [Member]
Investment in debt securities - unquoted
Investment	₨ 16,443		₨ 0